INVESTMENTS - OTHERS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Cost and Equity Method Investments Disclosure [Text Block]
NOTE 19 – INVESTMENTS-OTHERS

Investments – others for each of the periods ended December 31, 2011 and March 31, 2011 consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Investment in equity shares of an unlisted company	$57,188	$67,355
Investment in partnership (SIIPL-IGC)	708,872	810,508
	$766,060	$877,863

NOTE 24 – INVESTMENTS – OTHERS

Investments – others for each of the years ended March 31, 2011 and 2010 consists of the following:

	As of March 31,
	2011	2010

Investment in equity shares of an unlisted company	$67,355	$66,741
Investment in partnership (SIIPL-IGC)	810,508	744,149
	$877,863	$810,890